Debt (Details) (USD $)	Sep. 27, 2013		Sep. 28, 2012		Jan. 12, 2011
Debt Instrument [Line Items]
Total debt	$ 1,463,000,000		$ 1,491,000,000
Less: current portion	20,000,000		10,000,000
Long-term debt	1,443,000,000		1,481,000,000
Fair value of debt which is actively traded	1,676,000,000		1,786,000,000
Carrying amount
Debt Instrument [Line Items]
Debt instrument, fair value	1,443,000,000		1,443,000,000
3.375% public notes due 2015
Debt Instrument [Line Items]
Total debt	258,000,000		257,000,000
Debt stated interest rate	3.375%		3.375%
3.75% public notes due 2018
Debt Instrument [Line Items]
Total debt	67,000,000		67,000,000
Debt stated interest rate	3.75%		3.75%		3.75%
8.5% public notes due 2019
Debt Instrument [Line Items]
Total debt	364,000,000		364,000,000
Debt stated interest rate	8.50%		8.50%
7.0% public notes due 2019
Debt Instrument [Line Items]
Total debt	246,000,000		247,000,000
Debt stated interest rate	7.00%		7.00%
6.875% public notes due 2021
Debt Instrument [Line Items]
Total debt	466,000,000		466,000,000
Debt stated interest rate	6.875%		6.875%
4.625% public notes due 2023
Debt Instrument [Line Items]
Total debt	42,000,000		42,000,000
Debt stated interest rate	4.625%		4.625%		4.625%
Other
Debt Instrument [Line Items]
Total debt	$ 20,000,000	[1],[2]	$ 48,000,000	[1],[2]

[1]	$10 million of the amount shown as other, comprises the current portion of the Company's total debt as of September 28, 2012.
[2]	$20 million of the amount shown as other, comprises the current portion of the Company's total debt as of September 27, 2013.